Income taxes (Tax rate reconciliation) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Abstract]
Earnings before income taxes and non-controlling interest	$ 487,153	$ 84,795
Combined federal and provincial tax rate	26.90%	26.90%
Computed income tax expense	$ 131,044	$ 22,810
Increase (decrease) in taxes resulting from:
Difference between Canadian rates and rates applicable to subsidiaries in other countries	2,990	8,986
Change in unrecognized deferred tax assets	16,759	1,234
Income in equity-accounted investees	(41,519)	(25,264)
Change in uncertain tax positions	(9,331)	(6,282)
Bargain purchase gain	0	(6,129)
Other taxes	11,709	0
Foreign exchange permanent differences	12,044	(2,487)
Other permanent differences	2,641	2,663
Income tax (recovery) expense	$ 126,337	$ (4,469)